Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Feb. 23, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Schwab Opportunistic Municipal Bond Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Opportunistic Municipal Bond Fund
Account Value	[1],[2],[3]	$ 13,366.25	$ 12,446.42	$ 12,186.16	$ 13,707.62	$ 13,023.21	$ 13,278.08	$ 12,269.39	$ 11,997.58		$ 11,736.86	$ 10,726.05	$ 10,000
Schwab California Tax-Free Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab California Tax-Free Bond Fund
Account Value	[2],[3]	$ 12,045.05	11,409.96	11,223.45	12,195.62	11,928.41	11,634.37	10,853.71	10,837.86		10,799.45	10,222.42	10,000
Schwab Tax-Free Bond Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Tax-Free Bond Fund
Account Value	[2],[3]	$ 12,102.4	11,453.63	11,235.58	12,276.81	11,916.5	11,625.18	10,786.65	10,809.35		10,741.81	10,194.77	10,000
Schwab Short-Term Bond Index Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Short-Term Bond Index Fund
Account Value	[3]	$ 11,340.75	10,640.74	10,526.61	11,175.56	11,155.85	10,666.66	10,072.79	10,124.29	$ 10,002
Schwab U.S. Aggregate Bond Index Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Aggregate Bond Index Fund
Account Value	[3]	$ 11,118.04	10,366.16	10,506.41	11,873.54	11,909.57	11,201.64	10,168.35	10,287.56	10,022
Schwab Treasury Inflation Protected Securities Index Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Treasury Inflation Protected Securities Index Fund
Account Value	[3]	$ 12,229.62	11,530.11	11,969.14	12,739.07	12,076.77	11,092.01	10,325.59	10,252.73		10,216.7	9,710.21	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]	Bloomberg Municipal Bond Index
Account Value		$ 12,708.47	11,979.13	11,778.36	12,891.18	12,467.77	12,077.01	11,108.44	11,054.46		10,957.66	10,252.48	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[7]	Bloomberg US Aggregate Bond Index
Account Value		$ 11,765.42	10,965.32	11,097.74	12,542.07	12,552.66	11,789.47	10,700.93	10,814.41		10,761.41	10,155.52	10,000
Bloomberg California Municipal 3-15 Year Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg California Municipal 3-15 Year Blend Index
Account Value		$ 11,468.18	10,937.37	10,745.42	11,557.19	11,332.83	10,937.48	10,162.8	10,136.75
S&P California AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P California AMT-Free Municipal Bond Index
Account Value		$ 12,525.8	11,895.22	11,658.7	12,679.74	12,404.91	11,985.03	11,080.47	11,018.11		10,979.65	10,268.9	10,000
Bloomberg Municipal 3-15 Year Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 3-15 Year Blend Index
Account Value		$ 12,512.86	11,901.67	11,704.17	12,604.34	12,269.67	11,854.46	10,942.85	10,956.97		10,829.41	10,202.47	10,000
Bloomberg US Government/Credit 1-5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government/Credit 1-5 Year Index
Account Value		$ 11,426.52	10,712.01	10,586.44	11,243.48	11,206.89	10,701.49	10,099.35	10,143.23	$ 10,009.24
Bloomberg US Treasury Inflation Linked Bond Index Series L SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM
Account Value		$ 12,341.14	$ 11,623.54	$ 12,067.18	$ 12,834.44	$ 12,158.94	$ 11,156.26	$ 10,381.76	$ 10,296.68		$ 10,249.45	$ 9,726.66	$ 10,000

[1]	Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund. The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[4]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg California Municipal 3-15 Year Blend Index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The Bloomberg California Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[5]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg Municipal 3-15 Year Blend Index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[6]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Government/Credit 1-5 Year Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.
[7]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM. The fund does not seek to track the regulatory index.
[8]	The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.